Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues	Revenues are comprised of the following:
	2023	2024	2025
Time charter revenues	24,478	24,205	23,523
Total	24,478	24,205	23,523